Financial Instruments (Schedule of Contractual Maturities of Financial Liabilities) (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-derivative financial liabilities
Lease liabilities	€ 17,788
Derivative finance liabilities
Currency swap	(9,570)	€ 197
Carrying amount [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	198,169	93,320
Debentures	82,724	71,584
Lease liabilities	17,789	15,627
Trade payables and other accounts payable	13,706	2,928
Total non-derivative financial liabilities	312,388	183,459
Derivative finance liabilities
Forward contracts		252
Currency swap	132
Swap contracts	9,570	7,685
Total derivative finance liabilities	9,702	7,937
Contractual cash flows [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	263,112	100,415
Debentures	91,431	78,235
Lease liabilities	28,910	25,859
Trade payables and other accounts payable	13,706	2,928
Total non-derivative financial liabilities	397,159	207,437
Derivative finance liabilities
Forward contracts		252
Currency swap	132
Swap contracts	9,570	7,685
Total derivative finance liabilities	9,702	7,937
Less than one year [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	20,896	5,075
Debentures	13,502	28,718
Lease liabilities	489	462
Trade payables and other accounts payable	13,706	2,928
Total non-derivative financial liabilities	49,155	37,183
Derivative finance liabilities
Forward contracts
Currency swap	(12)
Swap contracts	1,378	766
Total derivative finance liabilities	1,366	766
Second year [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	34,645	9,041
Debentures	33,368	8,615
Lease liabilities	1,941	806
Trade payables and other accounts payable
Total non-derivative financial liabilities	69,954	18,462
Derivative finance liabilities
Forward contracts		252
Currency swap	63
Swap contracts	2,490	2,682
Total derivative finance liabilities	2,553	2,934
3-5 year [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	32,594	19,154
Debentures	44,561	33,899
Lease liabilities	1,799	2,417
Trade payables and other accounts payable
Total non-derivative financial liabilities	78,954	55,470
Derivative finance liabilities
Forward contracts
Currency swap	81
Swap contracts	2,109	2,172
Total derivative finance liabilities	2,190	2,172
Sixth year and thereafter [Member]
Non-derivative financial liabilities
Long term loans, including current maturities	174,977	67,145
Debentures		7,003
Lease liabilities	15,203	22,174
Trade payables and other accounts payable
Total non-derivative financial liabilities	199,096	96,322
Derivative finance liabilities
Forward contracts
Currency swap
Swap contracts	3,593	2,065
Total derivative finance liabilities	€ 3,593	€ 2,065